Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 17,360	$ 26,332
Short-term deposits and highly liquid funds	0	418
Total cash and cash equivalents	$ 17,360	$ 26,750	$ 99,495	$ 35,346